UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

150 South Independence Mall West, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – March 31, 2014

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

March 31, 2014

SHORT TERM SECURITIES - 3.25%

Number of Shares		Identified Cost	Fair Value (Note 1)
49,173	Invesco Short Term Investment Trust - Treasury 0.01%†	49,173	49,173
1,931,643	Alpine Municipal Money Market 0.02%†	1,931,643	1,931,643

	Total	$1,980,816	$1,980,816

BONDS - 9.80%

Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.28%
65,697	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	68,740	67,449
194,397	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	197,737	206,094
140,340	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	146,989	147,091
171,881	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	182,257	180,458
103,086	Government National Mortgage Association II 5.5% due 1/20/2036	114,773	114,435
40,249	Government National Mortgage Association 5% due 5/15/2039	44,908	43,996
20,964	Government National Mortgage Association 6% due 4/15/2036	26,682	24,081

		782,086	783,604

	MUNICIPAL & CORPORATE BONDS - 8.52%
73,086	Alt Bldg Concepts 4.16% due 12/20/2032	73,790	68,921
145,000	Apache Corp. 3.25% due 4/15/2022	148,080	146,253
200,000	California St Build America 6.65% due 3/1/2022	242,350	239,100
170,000	California Statewide 4.375% due 1/1/2023	170,000	176,729
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	33,426	34,138
30,000	East Baton Rouge LA Mtg Fin ** 5.726% due 9/10/2014	29,399	29,646
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	119,908	124,538
125,000	General Electric Co. 5.25% due 12/6/2017	141,789	141,654
115,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	133,715	135,434
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	195,001	223,148
55,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	57,606	60,460
135,000	Illinois St Build 5.563% due 2/1/2021	148,670	143,679
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	96,037

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

March 31, 2014

BONDS - Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
125,000	JP Morgan Chase 3.15% due 7/5/2016	124,905	130,806
80,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	83,763	84,526
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	189,626
165,000	Massachusetts St. Housing 5.962% due 6/1/2017	165,000	173,319
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	148,773
85,000	Montana State Board of Housing 5% due 12/1/2027	88,239	90,417
25,000	Montana State Board of Housing 5.5% due 12/1/2037	25,283	25,274
20,000	NJ Economic Dev. Authority 5.178% due 11/1/2015	20,000	20,255
50,000	New Jersey St Hlth 4.75% due 7/1/2025	54,441	57,100
115,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	118,390	123,431
225,000	New York NY Build 5.487% due 12/1/2022	267,815	256,358
150,000	New York St Dorm Auth Revenues 3.292% due 12/1/2021	150,000	151,470
200,000	Ohio St Wtr Dev Auth 4.879% due 12/1/2034	200,000	215,740
115,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	120,352	120,893
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	151,839	172,295
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	154,355
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	106,246	115,505
75,000	Southern CA Public Power 2.178% due 7/1/2019	75,000	74,366
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	113,086
150,000	University North Carolina 2.535% due 12/1/2022	150,000	140,866
320,000	University of Oklahoma 5.6% due 7/1/2020	320,093	339,318
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	83,589	73,403
80,000	Washington St Series B 5.5% due 5/1/2018	84,224	87,133
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	293,554
80,000	Wyoming Cmnty Development Authority 4.8% due 6/1/2015	80,000	83,107
140,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	140,372	140,721

		5,078,285	5,195,434

	Total Bonds	$5,860,371	$5,979,038

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

March 31, 2014

COMMON STOCKS & MUTUAL FUNDS - 86.97%

Number of Shares		Identified Cost	Fair Value (Note 1)
	ENERGY - 17.50%
10,300	Devon Energy Corp.	$653,475	$689,379
102,180	Exxon Mobil Corp.	134,856	9,980,942

	Total	788,331	10,670,321

	FINANCIAL SERVICES - 23.35%
5,200	American Express Co.	192,972	468,156
8,000	Berkshire Hathaway B*	352,582	999,760
16,700	Charles Schwaab Corporation	469,391	456,411
107,455	PNC Financial Services Group Inc.	64,938	9,348,585
20,000	Marsh & McLennan Companies Inc.	262,439	986,000
7,700	Renaissance RE Holdings LTD	726,412	751,520
12,000	State Street Corp.	88,500	834,600
24,000	Western Union Co.	412,597	392,640

	Total	2,569,831	14,237,672

	TECHNOLOGY - 3.36%
2,500	Int’l Business Machines Corp.	59,809	481,225
4,000	LAM Research Corp. *	166,152	220,000
10,500	Microsoft Corp.	424,406	430,395
5,500	Qualcomm	431,728	433,730
21,300	Rovi Corp.*	485,524	485,214

	Total	1,567,619	2,050,564

	CONSUMER DISCRETIONARY - 7.45%
15,700	Carnival Corp.	617,532	594,402
12,300	Gildan Activewear Inc.	644,587	619,674
11,600	Kohl’s Corp.	629,219	658,880
6,300	McDonalds Corp.	85,613	617,589
400	NVR Inc.*	459,832	458,800
7,600	Omnicom Group Inc.	553,361	551,760
16,000	Twenty-First Century Fox (non voting)	520,574	511,520
6,900	WalMart Stores Inc.	340,802	527,367

	Total	3,851,520	4,539,992

	CONSUMER STAPLES - 5.13%
22,000	Coca Cola Co.	9,597	850,520
8,800	Coca Cola Enterprises Inc.	410,221	420,288
5,800	Colgate Palmolive Co.	159,668	376,246
2,000	Diageo PLC Sponsored ADR	256,425	249,180
6,600	Procter & Gamble Company	545,889	531,960
16,400	Unilever PLC SPSD ADR	651,890	701,592

	Total	2,033,690	3,129,786

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

March 31, 2014

Number of Shares		Identified Cost	Fair Value (Note 1)
	PRODUCER DURABLES - 6.27%
5,800	3M Company	778,213	786,828
7,500	Emerson Electric Co.	57,084	501,000
22,100	General Electric Co.	423,606	572,169
4,900	Illinois Tool Works	282,593	398,517
13,300	Kennametal Inc.	656,761	589,190
16,000	The Brinks Co.	512,913	456,800
5,300	United Parcel Service Class B	417,709	516,114

	Total	3,128,879	3,820,618

	MATERIALS & PROCESSING - 4.14%
13,200	Ball Corp.	712,883	723,492
18,000	Dow Chemical Co.	116,338	874,620
7,000	Reliance Steel & Aluminum Co.	519,757	494,620
4,100	Rock Tenn Co.	437,095	432,837

	Total	1,786,073	2,525,569

	HEALTHCARE - 6.22%
8,400	Baxter International Inc.	574,138	618,072
5,000	Becton Dickinson & Co.	133,907	585,400
7,300	Cardinal Health Inc.	519,577	510,854
9,600	Johnson and Johnson	52,842	943,008
5,400	Laboratory Corp. of America	532,644	530,334
10,700	Merck & Co. Inc.	114,053	607,439

	Total	1,927,161	3,795,107

	UTILITIES - 0.39%
5,000	Verizon Communications Inc.	37,808	237,850

	INTERNATIONAL - 9.41%
30,707	Oakmark International Fund I	601,865	814,668
87,258	Dreyfus International Stock I	1,204,159	1,323,702
40,818	Harbor International Funds	1,865,000	2,928,258
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	673,709

		4,420,422	5,740,337
	DIVERSIFIED HOLDING - 3.75%
732	Pennsylvania Warehousing and Safe Deposit Company ‡	71,399	2,289,583

	Total Common Stocks & Mutual Funds	22,182,733	53,037,399

	Total Investments - 100.02%	$30,023,920	$60,997,253

	Liabilities in excess of other assets - .02%		(15,048)

	NET ASSETS - 100%		$60,982,205

LEGEND

* Non-income producing.

** Effective rate on zero coupon bond

† - Variable rate security, rate disclosed is as of 3/31/2014

‡ - Fair valued by the Board of Directors

ADR - American depository receipt

A: Portfolio Valuation: Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

B. Various inputs may be used to determine the value of the Company’s investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Company’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total Value
Assets
Investments in securities
Common stock	$45,007,479	$-	$2,289,583	$47,297,062
U.S. government and agency obligations	-	783,604	-	783,604
Municipal and corporate bonds	-	5,195,434	-	5,195,434
Mutual funds	5,740,337	-	-	5,740,337
Short-term investments	1,980,816	-	-	1,980,816

Total	$52,728,632	$5,979,038	$2,289,583	$60,997,253

Liabilities

Written options	$134,280	$-	$-	$134,280

The Company’s policy is to disclose transfers between levels at the reporting period end. For the three months ended March 31, 2014 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at March 31, 2014, was as follows:

Common Stock
Beginning Balance, 1/1/2014	$2,250,532
Purchases	-
Sales	-
Total Unrealized Appreciation	39,051

Ending Balance, 3/31/2014	$2,289,583

C. At March 31, 2014, the cost of investment securities for tax purposes was $30,051,756. Net unrealized appreciation of investment securities for tax purposes was $30,945,497, consisting of unrealized gains of $31,368,444 on securities that had risen in value since their purchase and $422,947 in unrealized losses on securities that had fallen in value since their purchase.

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.